Loans and Leases - Schedule of Nonaccrual Status (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Accrual Loans	$ 969	$ 627
Loans > 90 Days and Accruing	123	63
Financing receivable, accrued interest reversed to nonaccrual status	10	4
Financing receivable, nonaccrual without allowance for credit loss	138	63
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Accrual Loans	641	529
Loans > 90 Days and Accruing	110	50
Commercial | Commercial construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Accrual Loans	2	48
Loans > 90 Days and Accruing	1	0
Commercial | Owner occupied commercial mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Accrual Loans	61	41
Loans > 90 Days and Accruing	8	2
Commercial | Non-owner occupied commercial mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Accrual Loans	354	228
Loans > 90 Days and Accruing	38	0
Commercial | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Accrual Loans	193	184
Loans > 90 Days and Accruing	56	41
Commercial | Leases
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Accrual Loans	31	28
Loans > 90 Days and Accruing	7	7
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Accrual Loans	122	98
Loans > 90 Days and Accruing	4	13
Consumer | Residential mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Accrual Loans	96	75
Loans > 90 Days and Accruing	1	10
Consumer | Revolving mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Accrual Loans	20	18
Loans > 90 Days and Accruing	0	0
Consumer | Consumer auto
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Accrual Loans	5	4
Loans > 90 Days and Accruing	0	0
Consumer | Consumer other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Accrual Loans	1	1
Loans > 90 Days and Accruing	3	3
SVB
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Accrual Loans	206	0
Loans > 90 Days and Accruing	9	0
SVB | Global fund banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Accrual Loans	0	0
Loans > 90 Days and Accruing	0	0
SVB | Investor dependent - early stage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Accrual Loans	37	0
Loans > 90 Days and Accruing	2	0
SVB | Investor dependent - growth stage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Accrual Loans	37	0
Loans > 90 Days and Accruing	0	0
SVB | Innovation C&I and cash flow dependent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Accrual Loans	43	0
Loans > 90 Days and Accruing	0	0
SVB | Private Bank
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Accrual Loans	30	0
Loans > 90 Days and Accruing	3	0
SVB | CRE
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Accrual Loans	58	0
Loans > 90 Days and Accruing	0	0
SVB | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Accrual Loans	1	0
Loans > 90 Days and Accruing	$ 4	$ 0